ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2016
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS [Line Items]
Schedule of Information of Consolidating Balance Sheets
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
			Note 3(a)
ASSETS
Current assets:
Cash and cash equivalents	8,658	1,467	211
Amounts due from related parties	201,341	183,676	26,456
Prepaid expenses and other current assets	160	341	49
Total current assets	210,159	185,484	26,716

Non-current assets:
Intangible assets, net	16	8	1
Investment in subsidiaries	-	-	-
Total non-current assets	16	8	1

Total assets	210,175	185,492	26,717

LIABILITIES
Current liabilities:
Amounts due to related parties	14,839	19,605	2,824
Accrued and other liabilities	51,540	49,371	7,111
Total current liabilities	66,379	68,976	9,935

Total non-current liabilities	-	-	-

Total liabilities	66,379	68,976	9,935

SHAREHOLDERS’ EQUITY
Ordinary shares
(US$ 0.003 par value; 40,000,000 and 40,000,000 shares authorized, 38,265,177 and 38,699,095 shares issued and outstanding as of December 31, 2015 and 2016, respectively)	717	726	105
Additional paid-in capital	3,445,408	3,453,227	497,368
Accumulated deficit	(3,307,442)	(3,343,142)	(481,513)
Accumulated other comprehensive income	5,113	5,705	822
Total shareholders’ equity	143,796	116,516	16,782

Total liabilities and shareholders’ equity	210,175	185,492	26,717

Schedule of Information of Consolidating Statement of Operations
	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				Note 3(a)
NET REVENUES
- Educational program and services	-	-	-	-
Cost of revenues
- Educational program and services	-	-	-	-
GROSS LOSS	-	-	-	-
Operating expenses:
Selling and marketing	(348)	(410)	-	-
General and administrative	(229,814)	(79,562)	(18,854)	(2,716)
Research and development	(144)	(660)	-	-
Total operating expenses	(230,306)	(80,632)	(18,854)	(2,716)

OPERATING LOSS	(230,306)	(80,632)	(18,854)	(2,716)
Share of income (loss) from subsidiaries	(609,711)	201,051	(23,274)	(3,352)
OTHER EXPENSE
Interest income (expense) net	(91,064)	(56,549)	1	-
Loss from extinguishment of debt	(143,901)	-	-	-
Foreign exchange losses, net	(459)	(131)	-	-
Other income (expense), net	(1,372)		6,427	927
Income tax	-	-	-	-
NET (LOSS) INCOME	(1,076,813)	63,739	(35,700)	(5,141)

Schedule of Information of Consolidating Statement of Cash Flows
	Years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
				Note 3(a)
Cash flows from operating activities	(109,368)	(40,384)	(6,348)	(914)
Cash flows from investing activities	-	-	-	-
Cash flows from financing activities	109,330	48,876	(843)	(121)
Effects of exchange rate changes on cash and cash equivalents	2	-	-	-
Net change in cash and cash equivalents	(36)	8,492	(7,191)	(1,035)
Cash and cash equivalents at beginning of year	202	166	8,658	1,246
Cash and cash equivalents at end of year	166	8,658	1,467	211

Supplemental disclosure of cash flow information

Supplemental disclosure of non-cash investing and financing activities
Shares surrender by SummitView	67,309	-	-	-
Conversion of convertible loan to ordinary shares and waiver of related accrued interest expenses	226,298	70,146	-	-
Receipt of convertible loan by settlement of debt	80,000	-	-	-